Estimated Future Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012
Finite Lived Intangible Assets Future Amortization Expense [Line Items]
2013	$ 2,545
2014	2,545
2015	2,545
2016	2,545
2017	$ 956